Truth Social American Security & Defense ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace Product and Parts Manufacturing - 18.6%
AeroVironment, Inc. (a)	269	$ 44,404
Aevex Corp. - Class A (a)	192	4,011
Ducommun, Inc. (a)	103	19,077
General Dynamics Corp.	967	342,550
Lockheed Martin Corp.	754	384,133
RTX Corp.	2,603	493,867
Voyager Technologies, Inc. - Class A (a)	401	12,932
		1,300,974

Business Support Services - 0.3%
Amentum Holdings, Inc. (a)	873	18,045

Communications Equipment Manufacturing - 1.2%
Kratos Defense & Security Solutions, Inc. (a)	1,308	65,217
Napco Security Technologies, Inc.	265	10,064
Radware Ltd. (a)	195	6,018
		81,299

Computer and Peripheral Equipment Manufacturing - 15.5%
Fortinet, Inc. (a)	2,613	401,409
Palo Alto Networks, Inc. (a)	1,985	676,925
		1,078,334

Computer Systems Design and Related Services - 10.5%
A10 Networks, Inc.	452	16,887
CACI International, Inc. - Class A (a)	144	66,709
F5, Inc. (a)	300	124,788
Gen Digital, Inc.	3,361	83,655
Leidos Holdings, Inc.	877	90,305
NetScout Systems, Inc. (a)	386	16,810
Netskope, Inc. - Class A (a)	1,624	17,767
Parsons Corp. (a)	494	25,881
Science Applications International Corp.	269	29,700
VeriSign, Inc.	571	143,641
Zscaler, Inc. (a)	846	119,413
		735,556

Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.7%
BWX Technologies, Inc.	615	119,710

Facilities Support Services - 0.2%
V2X, Inc. (a)	194	14,465

Industrial Products - 0.1%
York Space Systems, Inc. (a)	195	4,801

Investigation and Security Services - 0.6%
SentinelOne, Inc. - Class A (a)	2,436	41,339

Management of Companies and Enterprises - 0.8%

Karman Holdings, Inc. (a)	1,074	53,614

Management, Scientific, and Technical Consulting Services - 0.6%
Booz Allen Hamilton Holding Corp.	710	43,076

Medical Equipment and Supplies Manufacturing - 0.7%
Cadre Holdings, Inc.	175	4,989
MSA Safety, Inc.	259	45,216
		50,205

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 9.5%
L3Harris Technologies, Inc.	980	284,778
Leonardo DRS, Inc.	674	28,759
Moog, Inc. - Class A	164	69,510
Northrop Grumman Corp.	548	279,102
		662,149

Other Fabricated Metal Product Manufacturing - 7.3%
Axon Enterprise, Inc. (a)	569	318,987
Curtiss-Wright Corp.	254	192,471
		511,458

Other Financial Investment Activities - 1.3%
BlackSky Technology, Inc. (a)	246	6,868
Evolv Technologies Holdings, Inc. (a)	1,348	7,819
Planet Labs PBC (a)	2,264	75,006
		89,693

Other General Purpose Machinery Manufacturing - 0.1%
Graham Corp. (a)	79	9,779

Other Heavy and Civil Engineering Construction - 0.4%
KBR, Inc.	729	25,172

Semiconductor and Other Electronic Component Manufacturing - 4.2%
Kopin Corp. (a)	1,116	5,000
Mercury Systems, Inc. (a)	335	40,980
nLight, Inc. (a)	408	28,405
OSI Systems, Inc. (a)	88	19,245
Teledyne Technologies, Inc. (a)	303	202,071
		295,701

Ship and Boat Building - 0.9%
Huntington Ingalls Industries, Inc.	220	61,576

Software Publishers - 25.4% (b)
Akamai Technologies, Inc. (a)	1,014	119,865
BigBear.ai Holdings, Inc. (a)	3,591	13,179
Clear Secure, Inc. - Class A	588	32,769
Cloudflare, Inc. - Class A (a)	1,352	331,618
Commvault Systems, Inc. (a)	270	38,267
Crowdstrike Holdings, Inc. - Class A (a)	662	505,199
Okta, Inc. (a)	1,086	148,185
Palantir Technologies, Inc. - Class A (a)	4,054	472,980
Qualys, Inc. (a)	230	31,623
Red Cat Holdings, Inc. (a)	1,121	11,939

SailPoint, Inc. (a)	742		10,863
Tenable Holdings, Inc. (a)	692		25,521
Varonis Systems, Inc. (a)	791		33,190
			1,775,198
TOTAL COMMON STOCKS (Cost $6,729,023)			6,972,144

TOTAL INVESTMENTS - 99.9% (Cost $6,729,023)			6,972,144
Money Market Deposit Account - 0.1% (c)			9,215
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00039)	(2,697)
TOTAL NET ASSETS - 100.0%			$ 6,978,662

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Truth Social American Security & Defense ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 6,972,144	$ –	$ –	$ 6,972,144
Total Investments	$ 6,972,144	$ –	$ –	$ 6,972,144